Organization and Principal Activities - Schedule of VIEs Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets	$ 29,613,034	$ 30,378,135
Plant and equipment, net	28,777	40,225
Total assets	29,853,278	30,644,991
Variable Interest Entity [Member]
Current assets	29,489,009	30,218,278
Plant and equipment, net	28,777	40,225
Other noncurrent assets	211,467	226,631
Total assets	29,729,253	30,485,134
Total liabilities	(4,300,574)	(2,159,601)
Net assets	$ 25,428,679	$ 28,325,533